Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A Ordinary Shares	Class B Ordinary Shares
Beginning balance at Oct. 01, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Oct. 01, 2020				0	0
Sale of units in initial public offering, less allocation to derivative warrant liabilities (in shares)					2,875,000
Issuance of Class B ordinary shares to Sponsor	$ 25,000	22,556	0	$ 0	$ 2,444
Issuance of Class B ordinary shares to Sponsor (in shares)	85,000,000			0	24,437,500
Net loss	$ (18,620)		(18,620)
Ending balance at Dec. 31, 2020	6,380	22,556	(18,620)	$ 0	$ 2,444
Ending balance (in shares) at Dec. 31, 2020				0	24,437,500
Sale of units in initial public offering, less allocation to derivative warrant liabilities	957,730,890	957,721,115		$ 9,775
Sale of units in initial public offering, less allocation to derivative warrant liabilities (in shares)				97,750,000
Offering costs	(53,390,327)	(53,390,327)
Sale of private placement warrants to Sponsor in private placement	6,858,410	6,858,410
Shares subject to possible redemption	(903,981,360)	(903,972,320)		$ (9,040)
Shares subject to possible redemption (in shares)				(90,398,136)
Net loss	(2,223,991)		(2,223,991)
Ending balance at Mar. 31, 2021	5,000,002	7,239,434	(2,242,611)	$ 735	$ 2,444
Ending balance (in shares) at Mar. 31, 2021				7,351,864	24,437,500
Beginning balance at Dec. 31, 2020	6,380	22,556	(18,620)	$ 0	$ 2,444
Beginning balance (in shares) at Dec. 31, 2020				0	24,437,500
Net loss	(5,829,716)				$ (5,829,716)
Ending balance at Jun. 30, 2021	5,000,007	10,845,128	(5,848,336)	$ 771	$ 2,444
Ending balance (in shares) at Jun. 30, 2021				7,712,437	24,437,500
Beginning balance at Mar. 31, 2021	5,000,002	7,239,434	(2,242,611)	$ 735	$ 2,444
Beginning balance (in shares) at Mar. 31, 2021				7,351,864	24,437,500
Shares subject to possible redemption	3,605,730	3,605,694		$ 36
Shares subject to possible redemption (in shares)				360,573
Net loss	(3,605,725)		(3,605,725)		$ (3,605,725)
Ending balance at Jun. 30, 2021	$ 5,000,007	$ 10,845,128	$ (5,848,336)	$ 771	$ 2,444
Ending balance (in shares) at Jun. 30, 2021				7,712,437	24,437,500